Offerings - Offering: 1	Sep. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 485,000.00
Amount of Registration Fee	$ 66.98
Offering Note	The fee of $66.9785 was previously paid - Accession No. 0001104659-26-106768.